Property and equipment	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Property and equipment
13.	Property and equipment

	Property and equipment	Leasehold improvements	Total
	(in € millions)
Cost
At January 1, 2018	105	73	178
Additions	3	142	145
Disposals	(46)	(1)	(47)
Exchange differences	(1)	2	1
At December 31, 2018	61	216	277
Additions	20	106	126
Acquired in business combinations	1	5	6
Disposals	(29)	(38)	(67)
Exchange differences	1	6	7
At December 31, 2019	54	295	349
Accumulated depreciation
At January 1, 2018	(84)	(21)	(105)
Depreciation charge	(12)	(9)	(21)
Disposals	45	—	45
Exchange differences	1	—	1
At December 31, 2018	(50)	(30)	(80)
Depreciation charge	(8)	(21)	(29)
Impairment charge	—	(6)	(6)
Disposals	30	28	58
Exchange differences	(1)	—	(1)
At December 31, 2019	(29)	(29)	(58)
Cost, net accumulated depreciation
At December 31, 2018	11	186	197
At December 31, 2019	25	266	291

For the year ended December 31, 2019, the Group recognized a €6 million impairment charge on leasehold improvements upon termination of the associated lease agreement.

The Group had €15 million and €100 million of leasehold improvements that were not placed into service as of December 31, 2019 and 2018, respectively.